CHANGES IN SIGNIFICANT ACCOUNTING POLICIES - Expensed lease payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
CHANGES IN SIGNIFICANT ACCOUNTING POLICIES
Lease with a term of 12 months or less	$ 23.7
Leases of assets with underlying value, when new, of $5,000 or less	0.4
Leases with variable lease payments	23.3
Total lease payments that have been expensed	$ 47.4